Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,262,291	¥53,051	¥61,770	¥16,674	¥1,304,254	¥5,819,188	¥7,354
Investment funds(1)	2,206,443	—	86,802	2,024,839	202	—	94,600
Special purpose entities created for structured financing	255,692	—	5,274	—	—	192,898	57,520
Repackaged instruments	16,963	—	—	16,963	—	—	—
Securitization of the MUFG Group’s assets	1,164,406	—	—	—	—	1,140,164	24,242
Trust arrangements	7,131,055	—	1,368	1,108	133,909	6,979,432	15,238
Others	25,024	295	724	—	58	23,861	86

Total consolidated assets before elimination	18,061,874	53,346	155,938	2,059,584	1,438,423	14,155,543	199,040
The amounts eliminated in consolidation	(7,188,415)	(51,937)	(103,411)	(11,545)	(54,786)	(6,960,848)	(5,888)

Total consolidated assets	¥10,873,459	¥1,409	¥52,527	¥2,048,039	¥1,383,637	¥7,194,695	¥193,152

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,274,698	¥—	¥5,560,088	¥1,097,088	¥617,522
Investment funds(1)	37,031	—	—	—	37,031
Special purpose entities created for structured financing	151,725	—	562	144,047	7,116
Repackaged instruments	16,974	—	—	16,000	974
Securitization of the MUFG Group’s assets	1,139,762	—	21,400	1,117,834	528
Trust arrangements	7,122,766	7,108,450	—	—	14,316
Others	24,214	—	22,106	2,071	37

Total consolidated liabilities before elimination	15,767,170	7,108,450	5,604,156	2,377,040	677,524
The amounts eliminated in consolidation	(4,415,123)	(1,315)	(2,705,460)	(1,682,442)	(25,906)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,482,835)	(7,107,135)	(2,860,804)	(3,198)	(511,698)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥869,212	¥—	¥37,892	¥691,400	¥139,920

Consolidated VIEs	Consolidated assets
At March 31, 2017:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,332,485	¥48,688	¥34,690	¥23,423	¥1,485,377	¥5,733,202	¥7,105
Investment funds(1)	712,694	—	9,020	511,924	15,611	—	176,139
Special purpose entities created for structured financing	226,380	—	2,310	—	—	172,008	52,062
Repackaged instruments	77,211	—	—	20,783	56,428	—	—
Securitization of the MUFG Group’s assets(2)	6,798,561	—	—	—	—	6,775,344	23,217
Trust arrangements	6,749,808	—	7,681	593	149,205	6,578,701	13,628
Others	65,883	350	30,853	—	52	16,905	17,723

Total consolidated assets before elimination	21,963,022	49,038	84,554	556,723	1,706,673	19,276,160	289,874
The amounts eliminated in consolidation	(6,789,161)	(48,852)	(72,506)	(16,914)	(69,086)	(6,562,970)	(18,833)

Total consolidated assets	¥15,173,861	¥186	¥12,048	¥539,809	¥1,637,587	¥12,713,190	¥271,041

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,357,874	¥—	¥5,397,811	¥1,379,498	¥580,565
Investment funds(1)	2,882	—	—	—	2,882
Special purpose entities created for structured financing	135,667	—	573	128,804	6,290
Repackaged instruments	76,713	—	4,000	72,096	617
Securitization of the MUFG Group’s assets(2)	6,768,108	—	29,637	6,734,855	3,616
Trust arrangements	6,743,464	6,676,198	—	—	67,266
Others	65,031	—	45,450	1,834	17,747

Total consolidated liabilities before elimination	21,149,739	6,676,198	5,477,471	8,317,087	678,983
The amounts eliminated in consolidation	(10,843,144)	—	(3,034,973)	(7,766,722)	(41,449)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,687,133)	(6,676,198)	(2,420,454)	(2,394)	(588,087)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥619,462	¥—	¥22,044	¥547,971	¥49,447

Notes:

(1)	The total assets of investment funds decreased by ¥1,120,091 million and total liabilities increased by ¥3,327 million on April 1, 2016 due to the adoption of the new consolidation guidance. The adoption of the new guidance resulted in changes to the classification of certain investment funds that were previously classified as consolidated VIEs and are now classified as consolidated voting interest entities as well as changes to the consolidation status of certain investment funds. The amounts of decreased assets and increased liabilities disclosed above have been restated from ¥1,141,181 million and ¥1,381 million, respectively, that were disclosed within the condensed consolidated financial statements for the six months ended September 30, 2016. This revision did not impact the consolidated balance sheets or consolidated statements of income.
(2)	As of March 31, 2017, Securitization of the MUFG Group’s assets includes ¥5,793,956 million of assets primarily consisting of loans and ¥5,793,956 million of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts. For more information, see analysis of each transaction category below.

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥24,365,580	¥5,084,901	¥3,911,356	¥3,339	¥986,655	¥2,921,362	¥—	¥300	¥300
Investment funds	24,677,641	1,303,413	1,164,069	194,167	613,109	346,883	9,910	—	—
Special purpose entities created for structured financing	38,385,274	4,396,638	3,189,575	333,681	93,104	2,746,549	16,241	1,403	1,403
Repackaged instruments	9,276,260	2,425,336	2,240,054	430,688	1,415,883	393,483	—	—	—
Others	51,393,909	3,451,974	2,687,789	123,610	66,995	2,442,713	54,471	773	773

Total	¥148,098,664	¥16,662,262	¥13,192,843	¥1,085,485	¥3,175,746	¥8,850,990	¥80,622	¥2,476	¥2,476

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2017:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,604,929	¥5,608,909	¥4,383,707	¥1,072	¥1,236,094	¥3,146,541	¥—	¥1	¥1
Investment funds	30,591,880	1,674,567	1,396,830	200,651	829,641	356,828	9,710	98	98
Special purpose entities created for structured financing	40,710,546	4,717,235	3,699,415	279,471	147,543	3,207,369	65,032	4,657	4,657
Repackaged instruments	10,127,497	2,269,149	2,104,697	581,912	1,203,181	294,703	24,901	—	—
Others	52,012,087	3,731,571	2,723,625	98,289	83,629	2,462,462	79,245	18,539	18,539

Total	¥163,046,939	¥18,001,431	¥14,308,274	¥1,161,395	¥3,500,088	¥9,467,903	¥178,888	¥23,295	¥23,295